UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scotsman Capital Management LLC
Address: 10 Rockefeller Plaza

         New York, NY  10020

13F File Number:  28-11729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. Gallop
Title:     Managing Partner
Phone:     212-713-7663

Signature, Place, and Date of Signing:

     James R. Gallop     New York, NY/USA     November 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $226,062 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSTATE CORP                  COM              020002101     9747   155373 SH       Sole                        0        0   155373
AMGEN INC                      COM              031162100     7111    99408 SH       Sole                        0        0    99408
ANHEUSER BUSCH COS INC         COM              035229103     6607   139067 SH       Sole                        0        0   139067
BANK OF AMERICA CORPORATION    COM              060505104    11080   206828 SH       Sole                        0        0   206828
BECKMAN COULTER INC            COM              075811109     6864   119242 SH       Sole                        0        0   119242
BECTON DICKINSON & CO          COM              075887109     5057    71560 SH       Sole                        0        0    71560
BP PLC                         SPONSORED ADR    055622104     7628   116312 SH       Sole                        0        0   116312
CHEVRON CORP NEW               COM              166764100     7093   109365 SH       Sole                        0        0   109365
CISCO SYS INC                  COM              17275R102     8358   363712 SH       Sole                        0        0   363712
CITIGROUP INC                  COM              172967101     9464   190530 SH       Sole                        0        0   190530
COCA COLA CO                   COM              191216100      289     6466 SH       Sole                        0        0     6466
COMCAST CORP NEW               CL A SPL         20030N200    10499   285208 SH       Sole                        0        0   285208
CONOCOPHILLIPS                 COM              20825C104     6211   104342 SH       Sole                        0        0   104342
DU PONT E I DE NEMOURS & CO    COM              263534109     9384   219050 SH       Sole                        0        0   219050
EATON CORP                     COM              278058102     8022   116520 SH       Sole                        0        0   116520
EXXON MOBIL CORP               COM              30231G102     7943   118374 SH       Sole                        0        0   118374
FEDEX CORP                     COM              31428X106    10352    95254 SH       Sole                        0        0    95254
GAP INC DEL                    COM              364760108     6995   369128 SH       Sole                        0        0   369128
GENERAL ELECTRIC CO            COM              369604103    11143   315659 SH       Sole                        0        0   315659
JOHNSON & JOHNSON              COM              478160104     9680   149067 SH       Sole                        0        0   149067
JP MORGAN CHASE & CO           COM              46625H100    11002   234287 SH       Sole                        0        0   234287
KEYCORP NEW                    COM              493267108     1933    51618 SH       Sole                        0        0    51618
KRAFT FOODS INC                CL A             50075n104     6999   196278 SH       Sole                        0        0   196278
MICROSOFT CORP                 COM              594918104    10335   377895 SH       Sole                        0        0   377895
MOTOROLA INC                   COM              620076109     7617   304690 SH       Sole                        0        0   304690
NORTH FORK BANCORPORATION NY   COM              659424105      209     7300 SH       Sole                        0        0     7300
SUNTRUST BKS INC               COM              867914103     5899    76334 SH       Sole                        0        0    76334
TRANSOCEAN INC                 ORD              G90078109     6228    85047 SH       Sole                        0        0    85047
WAL MART STORES INC            COM              931142103     9253   187616 SH       Sole                        0        0   187616
WELLS FARGO & CO NEW           COM              949746101      587    16222 SH       Sole                        0        0    16222
ZIMMER HLDGS INC               COM              98956P102     6473    95899 SH       Sole                        0        0    95899